Warrants (Narrative) (Details)	1 Months Ended				3 Months Ended	12 Months Ended
	Aug. 28, 2020 USD ($) $ / shares	May 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CAD ($) $ / shares shares	Nov. 30, 2018 CAD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Mar. 31, 2021 $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 $ / shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 CAD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Nov. 30, 2018 USD ($)
Warrants [Line Items]
Number of warrants expired							472,388		0	83,565
Weighted average exercise price, expired | $ / shares						$ 5.25				$ 4.90
Weighted average exercise price, exercised | $ / shares						$ 3.65		$ 3.50
Number of warrants exercised							1,672,028		17,857	0
Number of warrants issued under private placement		936,768
Number of units sold under private placement		1,873,536
Proceeds from private placement and equity offering | $	$ 37,700,000	$ 4,000,000			$ 37,700,000		$ 37,700,000		$ 4,000,000
Price per unit | $ / shares	$ 20.00	$ 2.135
Warrants under offering, description		Each full warrant is exercisable into one share for a period of four years at an exercise price of $2.6677 per share, and the warrants contain terms whereby if the share price is above CDN $8.40 per share for ten (10) consecutive trading days then the Company may issue an acceleration notice to accelerate the expiry of the warrants by thirty (30) days from the date of the acceleration notice.
Number of warrants issued							0		936,768	1,314,285
Weighted average exercise price, issued | $ / shares								$ 3.78		$ 4.34
Exercise price 7.70
Warrants [Line Items]
Number of common shares issued due to warrant exercise						44,498	44,498
Weighted average exercise price, exercised | $ / shares						$ 7.70
Number of warrants exercised							44,498
Exercise price 3.50
Warrants [Line Items]
Number of common shares issued due to warrant exercise						757,500	757,500
Weighted average exercise price, exercised | $ / shares						$ 3.50
Number of warrants exercised							757,500
Exercise price 2.6677
Warrants [Line Items]
Number of common shares issued due to warrant exercise						870,030	870,030
Weighted average exercise price, exercised | $ / shares						$ 2.6677
Number of warrants exercised							870,030
Expire October 17, 2020
Warrants [Line Items]
Number of warrants expired							2		0	4,396
Number of warrants exercised							44,498		0	0
Reduced exercise price of warrant per share | $ / shares			$ 7.70							$ 7.70
Number of warrants issued							0		0	0
Two Directors
Warrants [Line Items]
Number of warrants issued			685,714	628,571
Weighted average exercise price, issued | $ / shares			$ 4.20	$ 4.55
Fair value of warrants			$ 1,229,378	$ 1,232,016						$ 1,229,378	$ 920,742	$ 948,640